Mezzanine Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of Class A Shares of Common Stock Issuable Upon Conversion

	Redeemable Series A Preferred Stock
	Shares	Amounts
Issued as of the Closing Date	315,789.473684	$332,658,947
Adjustment to maximum redemption value	—	10,080,022

Balance as of June 30, 2023	315,789.473684	$342,738,969

	Redeemable Legacy Bridger Series C Preferred Shares
	Shares	Amounts
Issuance of Legacy Bridger Series C Preferred Shares	315,789.473684	$288,332,735
Adjustment to maximum redemption value	—	202,688,810

Balance as of December 31, 2022	315,789.473684	$489,021,545

BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Summary of Class A Shares of Common Stock Issuable Upon Conversion

	Redeemable Series C Preferred Shares
	Shares	Amounts
Issuance of Series C Preferred shares	315,789.473684	$288,332,735
Adjustment to maximum redemption value	—	202,688,810

Balance as of December 31, 2022	315,789.473684	$489,021,545